PROPERY AND EQUIPMENT	9 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERY AND EQUIPMENT

NOTE 6. PROPERY AND EQUIPMENT

As of June 30, 2021, the Company had no property and equipment. Property and equipment as of March 31, 2022 consisted of the following:

March 31, 2022
Software Development Fees	$1,162,510
Plant and Machinery	105,715
Furniture and Fittings	43,744
Computers and Software	18,004
Accumulated Depreciation	(74,030)
Total	$1,255,943

Total depreciation expense for the nine months period ended March 31, 2022 was $74,030.